Expense Example, No Redemption - Nuveen NWQ Global Equity Income Fund	USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 682
3 Years	924
5 Years	1,196
10 Years	1,969
Class C
Expense Example, No Redemption:
1 Year	189
3 Years	602
5 Years	1,051
10 Years	2,298
Class R3
Expense Example, No Redemption:
1 Year	138
3 Years	448
5 Years	791
10 Years	1,760
Class I
Expense Example, No Redemption:
1 Year	88
3 Years	292
5 Years	525
10 Years	$ 1,192